TRADE ACCOUNTS PAYABLE (domestic market, debtor risk and imports)	12 Months Ended
Dec. 31, 2024
TRADE ACCOUNTS PAYABLE (domestic market, debtor risk and imports)
TRADE ACCOUNTS PAYABLE (domestic market, debtor risk and imports)

NOTE 14 – TRADE ACCOUNTS PAYABLE (domestic market, debtor risk and imports)

	2024	2023
Trade accounts payable - domestic market	3,892,296	4,120,701
Trade accounts payable - debtor risk	459,899	584,320
Trade accounts payable - imports	1,365,909	1,196,162
	5,718,104	5,901,183

Under “Trade Accounts Payable - Domestic Market”, the Company presents balances payable arising from the acquisition of goods and services in the domestic markets of each of the countries where the Company and its subsidiaries operate.

The Company has contracts with financial institutions in order to allow its suppliers to anticipate their receivables through an operation called “Trade Accounts Payable – Debtor Risk”. In this operation, suppliers can transfer, at their discretion, the right to receive the securities to a financial institution, which, in turn, becomes the holder of the rights of the suppliers’ receivables. The average discount rate on risk transactions carried out by our suppliers with financial institutions in Brazil and with subsidiaries in the United States was based on market conditions. The transfer of the right to receive the Company’s securities, at the supplier’s discretion, does not change the payment term, nor does it imply the payment of interest by the Company, as the financial cost of such transfer is the responsibility of the supplier. Therefore, the payment term for suppliers at risk drawn varies between 7 and 132 days, with the same payment term for suppliers who do not choose to advance their receivables through the operation called “Trade Accounts Payable – Debtor Risk”.

	2024	2023	2022
Trade accounts payable - debtor risk	459,899	584,320	653,085

Amounts received by suppliers from financial institutions that are part of the financing agreement - debt risk, in relation to the outstanding balance mentioned above	451,420	571,784	638,286

The amounts of liabilities under the supplier financing arrangement are considered to be reasonable approximations of their fair values, due to their short-term nature.

The balances presented as “Trade Accounts Payable - Imports” substantially refer to the purchase of coal and other raw materials abroad, where in commercial transactions the supplier may require the issuance of a letter of credit or similar risk mitigation instrument to ship the products. On December 31, 2024, contracts negotiated via letter of credit had a payment term of up to 180 days and rates that also varied, depending on market conditions.

The Company permanently monitors the composition of the portfolio and the conditions established with suppliers, which have not undergone significant changes in relation to what had been practiced historically.